Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Cost of sales		€ 294,626	€ 250,964	€ 757,362	€ 637,405
Foreign exchange gain (loss)		(3,520)	9,507	(13,711)	206
Acquisition-related gain from bargain purchase				12,291
Depreciation and amortization				(96,568)	(81,754)
Profit before tax		160,042	179,679	350,845	368,642
Total Reportable Segments
Disclosure of operating segments [line items]
Revenue	[1]	719,396	634,047	1,738,757	1,567,798
Cost of sales		(294,618)	(250,821)	(757,332)	(635,556)
Adjusted EBITDA		252,948	227,208	578,015	545,816
Foreign exchange gain (loss)		(3,520)	9,507	(13,711)	206
Secondary offering-related costs			(1,546)		(1,546)
Acquisition-related gain from bargain purchase				12,291
Acquisition-related distributor mark-up reversal	[2]	(1,318)		(12,239)
Acquisition-related transaction costs				(185)
EBITDA		237,652	226,231	533,376	519,088
Depreciation and amortization		(34,601)	(28,250)	(96,568)	(81,754)
Finance costs, net		(43,009)	(18,302)	(85,963)	(68,692)
Profit before tax		160,042	179,679	350,845	368,642
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Revenue	[1]	347,434	312,266	893,567	835,490
Cost of sales		(153,865)	(126,144)	(409,492)	(342,260)
Adjusted EBITDA		113,610	109,459	281,278	288,710
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Revenue	[1]	297,217	258,603	651,566	574,207
Cost of sales		(109,008)	(96,739)	(255,553)	(226,180)
Adjusted EBITDA		119,209	97,565	239,484	205,413
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Revenue	[1]	74,745	63,178	193,624	158,101
Cost of sales		(31,745)	(27,938)	(92,287)	(67,116)
Adjusted EBITDA		20,129	20,184	57,253	51,693
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA		€ (10,458)	€ (8,938)	€ (30,795)	€ (25,388)

[1]	[1]The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 15 – Revenue from contracts with customers.
[2]

[2]Represents the distributor mark-up applied to inventories sold by the Company to Birkenstock Australia Pty. Ltd. prior to acquisition and the subsequent impact on Cost of sales as such inventory is sold by Birkenstock Australia Pty. Ltd. to third-party customers post-acquisition. See Note 6 – Business combination.